SHARE CAPITAL (Details Narrative)						12 Months Ended
	Oct. 30, 2025 $ / shares shares	Oct. 15, 2025 $ / shares shares	Jul. 25, 2025 $ / shares shares	Jul. 24, 2025 $ / shares shares	Jan. 01, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 $ / shares shares	Dec. 11, 2024 $ / shares	Jul. 29, 2024 USD ($) $ / shares shares	Jul. 25, 2024 shares
Class of Stock [Line Items]
Authorized share capital | $												$ 50,000
Ordinary shares, authorized												250,000,000
Ordinary shares, shares par value | (per share)											$ 0.0002	$ 0.0002
Granted						111,000	111,000
Share-based compensation expenses						$ 42,982	$ 55,270
2025 Share Incentive Plan [Member]
Class of Stock [Line Items]
Granted					111,000
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, authorized						225,000,000				225,000,000
Ordinary shares, shares par value | (per share)			$ 0.0002	$ 0.0002		$ 0.0002				$ 0.0002
Ordinary shares, shares outstanding						17,859,750				14,927,250			14,927,250
Shares issued			14,927,250	8,530
Ordinary shares, shares issued						17,859,750				14,927,250
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Shares issued		2,550,000
Shares price | $ / shares		$ 4.00
Common Class A [Member] | Underwriter [Member]
Class of Stock [Line Items]
Shares issued	382,500
Shares price | $ / shares	$ 4.00
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, authorized						25,000,000				25,000,000
Ordinary shares, shares par value | (per share)			$ 0.0002	$ 0.0002		$ 0.0002				$ 0.0002
Ordinary shares, shares outstanding						2,572,750				2,572,750			2,572,750
Shares issued			2,572,749	1,469
Ordinary shares, shares issued						2,572,750				2,572,750